Cash Flow Detail - Investing Activities, Proceeds and Payments on Companies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	€ 1,723	€ 29	€ 40
Payments on investments in companies, net of cash and cash equivalents acquired	(12)	(3)	(128)
Coltel affiliates
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	0	0	(85)
Minodes GmbH
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	0	0	(9)
Co-trade GmbH
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	0	0	(20)
Other companies
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(12)	(3)	(14)
Telefonica Telecomunicaciones Publicas, S.A.U.
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	0	28
Axonix Ltd and Telefonica Digital Inc.
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	29	0
Seguos de Vida y Pensiones Antares
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	151	0	0
Telefónica Moviles Guatemala
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	270	0	0
Telefonía Celular de Nicaragua, S.A.
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	342	0	0
Telefónica Móviles Panamá, S.A.
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	519	0	0
Data Centers
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	515	0	0
Telefónica Centroamericana Inversiones, S.L.
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	(83)	0	0
Other companies
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	€ 9	€ 0	€ 12